Income Taxes - Additional Information (Details 5) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Income Taxes
Deferred tax asset valuation allowance		$ 12,938,000	$ 14,323,000
U.S. federal NOL carryforwards		43,188,000
State net operating loss and credit carry forwards included in Valuation allowance		3,682,000
Foreign tax credit carry-forwards		5,478,000
Foreign deferred tax assets and NOLs		3,778,000
Decrease in Valuation allowance		1,385,000
Decrease associated with the expiration of certain state net operating loss		1,540,000
Alternative minimum tax credit carry-forwards		2,535,000
Research and development credits		7,208,000
State NOLs		5,029,000
Net operating losses included in valuation allowance		0
Tax benefit related to research credit		594,000
Tax expense relating to earnings not indefinitely reinvested outside US		684,000
Income tax provision on foreign earnings to be permanently reinvested outside US		0
Foreign earnings to be permanently reinvested outside US		172,000,000
Unrecognized tax benefits		3,890,000
Unrecognized tax benefits period		12 months
Accrued for interest and penalties related to uncertain income tax		0
UNITED KINGDOM
Income Taxes
Decrease in the Valuation Allowance Related to Foreign NOLs		1,117,000
CHINA
Income Taxes
Significant foreign NOL		13,489,000
SWITZERLAND
Income Taxes
Significant foreign NOL		7,549,000
CZECH REPUBLIC
Income Taxes
Increase in the Valuation Allowance for a Foreign Tax Credit		1,329,000
Tax credit carry forwards included in valuation allowance		1,329,000
CANADA
Income Taxes
Ongoing income tax audits, number		1
Domestic Tax Authority [Member]
Income Taxes
Deferred tax asset valuation allowance		0
State and Local Jurisdiction [Member]
Income Taxes
Tax credit carry forwards included in valuation allowance		914,000
Net operating losses included in valuation allowance		2,768,000
State credits		1,656,000
Foreign Tax Authority [Member] | State Administration of Taxation, China [Member]
Income Taxes
Statutory tax rate prior to 2012	25.00%
Statutory tax rate from 2012 through 2014	15.00%
Tax benefit related to the reduced statutory tax rate		1,366,000
Tax benefit related to retroactive law change			$ 1,087,766